COMMITMENTS AND CONTINGENCIES - Commitments (Details) $ in Thousands	Sep. 30, 2021 CAD ($)
Disclosure of contingent liabilities [line items]
Gas, electricity and non-commodity contracts	$ 3,287,910
Not later than one year
Disclosure of contingent liabilities [line items]
Gas, electricity and non-commodity contracts	1,192,656
1-3 years
Disclosure of contingent liabilities [line items]
Gas, electricity and non-commodity contracts	1,745,209
4-5 years
Disclosure of contingent liabilities [line items]
Gas, electricity and non-commodity contracts	283,154
More than 5 years
Disclosure of contingent liabilities [line items]
Gas, electricity and non-commodity contracts	$ 66,891